US Treasury 30 Year Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 99.4%	Par	Value
United States Treasury Note/Bond, 4.50%, 11/15/2054	17,875,000	$18,249,258
TOTAL U.S. TREASURY SECURITIES (Cost $17,594,948)		18,249,258

SHORT-TERM INVESTMENTS - 0.4%	Par	Value
U.S. Treasury Bills - 0.4%
0.00%, 12/03/2024 (a)	67,000	66,991
TOTAL SHORT-TERM INVESTMENTS (Cost $66,992)		66,991

TOTAL INVESTMENTS - 99.8% (Cost $17,661,940)		$18,316,249
Other Assets in Excess of Liabilities - 0.2%		34,308
TOTAL NET ASSETS - 100.0%		$18,350,557
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

US Treasury 30 Year Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$18,249,258	$–	$18,249,258
U.S. Treasury Bills	–	66,991	–	66,991
Total Investments	$–	$18,316,249	$–	$18,316,249

Refer to the Schedule of Investments for further disaggregation of investment categories.